Related Parties Balances and Transactions (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Anhui Zhongke [Member]
Related Party Transaction [Line Items]
Purchase price of software	$ 144,628	$ 565,466